Cover	Apr. 25, 2025	Mar. 12, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 21, 2025
Entity Registrant Name		CALIBERCOS INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-41703
Entity Tax Identification Number		47-2426901
Entity Address, Address Line One		8901 E. Mountain View Rd.
Entity Address, Address Line Two		Ste. 150
Entity Address, City or Town		Scottsdale
Entity Address, State or Province		AZ
Entity Address, Postal Zip Code		(Zip Code)
City Area Code		480
Local Phone Number		295-7600
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.001
Trading Symbol		CWD
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001627282
Entity Central Index Key	--12-31